Capital management (Details) - Forecast - USD ($) $ in Billions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Capital management [Line Items]
Dividend per share growth rate	4.00%	4.00%
Bottom of range
Capital management [Line Items]
Cash capital expenditure	$ 23	$ 19
Shareholder distribution percentage	20.00%	20.00%
Top of range
Capital management [Line Items]
Cash capital expenditure	$ 27	$ 22
Shareholder distribution percentage	30.00%	30.00%